Exhibit 99.1

NISSAN AUTO RECEIVABLES 2015-B OWNER TRUST
Monthly Servicer's Certificate
for the month of July 2017

Collection Period	31-Jul-17	30/360 Days	30	Collection Period Start	1-Jul-17
Distribution Date	15-Aug-17	Actual/360 Days	29	Collection Period End	31-Jul-17
				Prior Month Settlement Date	17-Jul-17
				Current Month Settlement Date	15-Aug-17
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,424,589,987.18	592,285,959.91	565,372,717.95	0.416633
Yield Supplement Overcollaterization		67,584,220.84	19,200,523.56	17,933,585.57
Total Adjusted Portfolio		1,357,005,766.34	573,085,436.35	547,439,132.38
Total Adjusted Securities		1,357,005,766.34	573,085,436.35	547,439,132.38	0.403417
Class A-1 Notes	0.38000%	270,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	0.83000%	200,000,000.00	0.00	0.00	0.000000
Class A-2b Notes	1.50556%	290,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	1.34000%	410,000,000.00	386,079,670.01	360,433,366.04	0.879106
Class A-4 Notes	1.79000%	132,710,000.00	132,710,000.00	132,710,000.00	1.000000
Certificates	0.00000%	54,295,766.34	54,295,766.34	54,295,766.34	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	-	-
Class A-2a Notes	0.00	0.00	-	-
Class A-2b Notes	0.00	0.00	-	-
Class A-3 Notes	25,646,303.97	431,122.30	62.5519609	1.0515178
Class A-4 Notes	0.00	197,959.08	-	1.4916666
Certificates	0.00	0.00	-	-
Total Securities	25,646,303.97	629,081.38
I. COLLECTIONS

Interest:
Interest Collections		1,109,745.25
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		1,109,745.25

Principal:
Principal Collections		26,298,993.96
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		26,298,993.96

Recoveries of Defaulted Receivables		279,819.59
Servicer Advances		21,939.54

Total Collections		27,710,498.34

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	46,004	573,085,436.35
Total Principal Payment		25,646,303.97
	45,056	547,439,132.38

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2015-B OWNER TRUST
Monthly Servicer's Certificate
for the month of July 2017

III. DISTRIBUTIONS

Total Collections	27,710,498.34
Reserve Account Draw	0.00
Total Available for Distribution	27,710,498.34

1. Reimbursement of Advance	0.00

2. Servicing Fee:
Servicing Fee Due	493,571.63
Servicing Fee Paid	493,571.63
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00

Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	0.00

Class A-2a Notes Monthly Interest Paid	0.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00

Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	431,122.30

Class A-3 Notes Monthly Interest Paid	431,122.30
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	197,959.08

Class A-4 Notes Monthly Interest Paid	197,959.08
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2015-B OWNER TRUST
Monthly Servicer's Certificate
for the month of July 2017

Total Note Monthly Interest
Total Note Monthly Interest Due		629,081.38
Total Note Monthly Interest Paid		629,081.38
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00

Total Available for Principal Distribution		26,587,845.33

4. Total Monthly Principal Paid on the Notes		25,646,303.97

Total Noteholders' Principal Carryover Shortfall		0.00
Total Noteholders' Principal Distributable Amount		25,646,303.97
Change in Total Noteholders' Principal Carryover Shortfall		0.00

5. Total Monthly Principal Paid on the Certificates		0.00

Total Certificateholders' Principal Carryover Shortfall		0.00
Total Certificateholders' Principal Distributable Amount		0.00
Change in Total Certificateholders' Principal Carryover Shortfall		0.00

Remaining Available Collections		941,541.36
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Seller		941,541.36

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,392,514.42
Required Reserve Account Amount		3,392,514.42
Beginning Reserve Account Balance		3,392,514.42
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,392,514.42

Required Reserve Account Amount for Next Period		3,392,514.42

VI. POOL STATISTICS

Weighted Average Coupon		2.31%
Weighted Average Remaining Maturity		35.73

	Amount	Number
Principal on Defaulted Receivables	614,248.00	39
Principal Recoveries of Defaulted Receivables	279,819.59
Monthly Net Losses	334,428.41
Pool Balance at Beginning of Collection Period	592,285,959.91

Net Loss Ratio for Third Preceding Collection Period	0.32%
Net Loss Ratio for Second Preceding Collection Period	0.44%
Net Loss Ratio for Preceding Collection Period	0.35%
Net Loss Ratio for Current Collection Period	0.68%
Four-Month Average Net Loss Ratio	0.45%

Cumulative Net Losses for all Periods	7,038,187.33

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2015-B OWNER TRUST
Monthly Servicer's Certificate
for the month of July 2017

Delinquent Receivables:	Amount	Number	% of Receivables (EOP Balance)
31-60 Days Delinquent	4,340,725.62	282	0.77%
61-90 Days Delinquent	1,045,355.88	60	0.18%
91-120 Days Delinquent	308,083.51	15	0.05%
More than 120 Days	0.00	0	0.00%
Total 31+ Days Delinquent Receivables:	5,694,165.01	357	1.01%

61+ Days Delinquencies as Percentage of Receivables:
Delinquency Ratio for Third Preceding Collection Period	0.24%	0.19%
Delinquency Ratio for Second Preceding Collection Period	0.22%	0.17%
Delinquency Ratio for Preceding Collection Period	0.21%	0.16%
Delinquency Ratio for Current Collection Period	0.24%	0.17%
Four-Month Average Delinquency Ratio	0.23%	0.17%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.	NO

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	NO

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	NO

5. Has there been an issuance of notes or other securities backed by the
Receivables?	NO

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	NO